Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001398078
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2019
Prospectus Date	rr_ProspectusDate	Nov. 27, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A